Other Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	$ 62.2	3,392.9	3,149.4
Sundry accounts receivable	316.6	17,256.4	7,489.3
Advance tax (net of provision for taxes)	272.9	14,881.1	11,469.1
Advances	31.2	1,701.2	3,180.4
Prepaid expenses	24.2	1,319.6	1,149.1
Restricted cash/ securitization margin for credit enhancement and securitized transactions	80.2	4,372.2	3,222.9
Derivatives	1,330.2	72,523.0	133,194.3
Others	374.1	20,390.5	28,177.0
Total	$ 2,491.6	135,836.9	191,031.5